Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues	$ 481	$ 199	$ 658	$ 572
Cost of revenues	(63)	(91)	(152)	(270)
Gross profit	418	108	506	302
Research and development expenses, net	5,947	4,996	20,128	16,407
General and administrative expenses	3,746	1,625	9,831	4,779
Operating loss	9,275	6,513	29,453	20,884
Financial income	(140)	(19)	(491)	(106)
Financial expenses	35	8	70	35
Financial income, net	(105)	(11)	(421)	(71)
Net loss and comprehensive loss	$ 9,170	$ 6,502	$ 29,032	$ 20,813
Loss per share (see note 3)
Basic and diluted	$ 0.12	$ 0.09	$ 0.37	$ 0.33
Weighted average shares outstanding
Basic and diluted	77,630,238	70,298,677	77,472,049	63,530,781